Leases (Tables)	12 Months Ended
Aug. 31, 2020
Leases
Schedule of operating lease costs	The operating lease costs were as follows:

	For the year ended August 31, 2020
	RMB	US$
Operating Lease Costs:
Fixed	523,639	76,473
Short-term	6,792	992
Total	530,431	77,465

Schedule of supplemental cash flow information related to operating leases

Supplemental cash flow information related to operating leases was as follows:

	For the year ended August 31, 2020
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	526,985	76,961
Right-of-use assets obtained in exchange for lease obligations:	314,883	45,986

Summary of aggregate future lease payments for operating leases

The aggregate future lease payments for operating leases as of August 31, 2020 were as follows:

	RMB	US$
2021	504,469	73,673
2022	427,469	62,428
2023	327,078	47,767
2024	169,267	24,720
2025 and thereafter	155,660	22,732

Total	1,583,943	231,320